Property, Plant, and Equipment - Narrative (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1.7	$ 1.6	$ 2.1	$ 1.9
Depreciation allocated to cost of revenue	1.5	1.4	1.8	1.7
Depreciation included in depreciation and amortization	$ 0.2	$ 0.2	$ 0.3	$ 0.2